Basis for preparation, consolidation and accounting policies - Useful lives or used for administrative purposes (Details)	12 Months Ended
Dec. 31, 2023
Transportation units
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Minimum | Buildings and other constructions | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Minimum | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Minimum | Transportation units | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Fixtures and fittings
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Minimum | Fixtures and fittings | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Minimum | Other equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Other equipment | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Computer equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Maximum | Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	40 years
Maximum | Buildings and other constructions | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	35 years
Maximum | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	30 years
Maximum | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	30 years
Maximum | Transportation units | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Maximum | Fixtures and fittings
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Fixtures and fittings | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Other equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Other equipment | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	25 years
Maximum | Computer equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years